FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Balance, beginning of year	$ 10,905
Balance, end of year	8,549	$ 10,905
Financial liabilities
Balance, beginning of year	77,610
Balance, end of year	60,623	77,610
Level 3
Financial assets
Balance, beginning of year	2,987	2,250
Additions	288	303
Dispositions	(100)	(29)
Fair value (losses) gains, net and OCI	(159)	454
Deconsolidation of BSREP IV Investments	(52)
Acquisition of BSREP IV Investments		22
Other	(456)	(13)
Balance, end of year	2,508	2,987
Financial liabilities
Balance, beginning of year	189	577
Additions	1	0
Dispositions	0	0
Fair value (losses) gains, net and OCI	(61)	(408)
Acquisition/(Deconsolidation) of BSREP IV Investments	0	0
Other	10	20
Balance, end of year	$ 139	$ 189